Restructuring (Tables)	3 Months Ended
Apr. 02, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs	The program was completed in the fiscal fourth quarter of 2022. These costs have been recognized in the Combined Statement of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$55	$48	$34
Selling, general, and administrative expenses	45	68	48
Other (income) expense, net, operating	—	1	(16)
Total	$100	$117	$66